Old Mutual Funds II
Supplement Dated September 30, 2011

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z and Institutional Class shares Prospectus of Old Mutual Funds II dated July 26, 2011 as supplemented (the “Prospectus”).  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Old Mutual Dwight High Yield Fund

Effective October 1, 2011, the Board of Trustees (the “Board”) of Old Mutual Funds II approved an interim sub-advisory agreement with First Eagle Investment Management, LLC (“First Eagle”) on behalf of the Old Mutual Dwight High Yield Fund (the “Fund”) in connection with the transition of the Fund’s portfolio managers from Dwight Asset Management Company, LLC (“Dwight”) to First Eagle.  The Board also determined to change the name of the Fund to the Old Mutual High Yield Fund.

The following are also effective October 1, 2011:

All references in the Prospectus to “Old Mutual Dwight High Yield Fund” are hereby replaced with “Old Mutual High Yield Fund.”

All references in the Prospectus to Dwight as they relate to the Fund are hereby replaced with First Eagle.

The following replaces in its entirety the section of the Prospectus entitled “Fund Summaries – Old Mutual Dwight High Yield Fund – Management” on page 45 of the Prospectus:

Investment Manager:                                                  Old Mutual Capital, Inc.

Investment Sub-Adviser:                                           First Eagle Investment Management, LLC (“First Eagle”)

Portfolio Managers:

Name	Title	Length of Service with First Eagle
Edward B. Meigs, CFA	Portfolio Manager	Since 2011
Sean M. Slein, CFA	Portfolio Manager	Since 2011

The following is added to the section of the Prospectus entitled “More About the Funds – Investment Strategies and Risks” on pages 56 through 58 of the Prospectus:

First Eagle’s Investment Strategies – Old Mutual High Yield Fund

First Eagle uses fundamental investment and credit research in selecting fixed income securities for the Fund's portfolio. First Eagle focuses on several factors in their selection criteria, including cash flow generation, leverage, quality of management and industry specific dynamics. In addition to bottom up fundamental credit analysis, First Eagle may utilize a top down approach which modifies portfolio construction throughout the credit cycle. Accordingly, First Eagle may be underweight or avoid sectors believed to have weak competitive dynamics and therefor exposed to what First Eagle believes is an elevated risk of default.

The following is added to the section of the Prospectus entitled “The Investment Adviser & Sub-Advisers – The Sub-Advisers” on pages 77 through 78 of the Prospectus:

First Eagle, a Delaware limited liability company located at 1345 Avenue of the Americas, New York, NY 10105, is the sub-adviser pursuant to an interim subadvisory agreement to the Old Mutual High Yield Fund.  First Eagle manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital.  First Eagle provides investment management services to institutional investors and mutual funds.  First Eagle managed approximately $60 billion in assets as of August 31, 2011.

The following replaces in its entirety the section of the Prospectus entitled “The Investment Adviser & Sub-Advisers – The Portfolio Managers” on page 80 of the Prospectus:

OLD MUTUAL HIGH YIELD FUND

Messrs. Meigs and Slein share overall portfolio management responsibility for the day-to-day portfolio management activities of the Old Mutual High Yield Fund.

Edward B. Meigs, CFA, serves as Portfolio Manager, a position he has held since joining First Eagle in 2011.  Mr. Meigs is responsible for managing non-investment grade corporate bonds.  Prior to joining First Eagle, Mr. Meigs held the positions of Senior Vice President and Portfolio Manager (since 2001) at Dwight.

Sean M. Slein, CFA, serves as Portfolio Manager, a position he has held since joining First Eagle in 2011.  Mr. Slein is responsible for managing non-investment grade corporate bonds.  Prior to joining First Eagle, Mr. Slein held the positions of Senior Vice President (since 2010) and Portfolio Manager (since 2001) at Dwight.

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Distributed by Old Mutual Investment Partners
R-11-047   09/2011

Old Mutual Funds II
Supplement Dated September 30, 2011

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z and Institutional Class shares Statement of Additional Information of Old Mutual Funds II dated July 26, 2010 as supplemented (the “SAI”).  You should retain your SAI and current supplements for future reference.  You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Old Mutual Dwight High Yield Fund

Effective October 1, 2011, the Board of Trustees (the “Board”) of Old Mutual Funds II approved an interim sub-advisory agreement with First Eagle Investment Management, LLC (“First Eagle”) on behalf of the Old Mutual Dwight High Yield Fund (the “Fund”) in connection with the transition of the Fund’s portfolio managers from Dwight Asset Management Company, LLC (“Dwight”) to First Eagle.  The Board also determined to change the name of the Fund to the Old Mutual High Yield Fund.

The following are also effective October 1, 2011:

All references in the SAI to “Old Mutual Dwight High Yield Fund” are hereby replaced with “Old Mutual High Yield Fund.”

All references in the SAI to Dwight as they relate to the Fund are hereby replaced with First Eagle.

The following is added to the section of the SAI entitled “Exhibit C – Description of Compensation Structure” on pages C-2 through C-5 of the SAI:

First Eagle

The compensation of portfolio managers at First Eagle consists of salary and discretionary bonus, subject to an agreed upon minimum for calendar years 2011 and 2012.  Bonuses are based on the performance of any funds managed, contributions to the performance (and the overall performance) of other client accounts, the level of assets under management, and other subjective elements relating to “good citizenship.”

The following is added to the section of the SAI entitled “Exhibit C – Conflicts of Interest” on pages C-9 through C-14 of the SAI:

First Eagle

First Eagle personnel may serve as portfolio managers to certain clients and unregistered investment companies that may utilize an investment program that is substantially similar to that of a Fund managed by such person, including proprietary and related accounts. In addition, First Eagle personnel currently serve, or may in the future serve, as investment adviser to other registered investment companies, unregistered investment companies or accounts (including proprietary accounts), some of which provide for incentive compensation (such as performance fees). Consequently, First Eagle’s investment management activities may present conflicts between the interests of a Fund and those of First Eagle personnel and potentially among the interests of various accounts managed by First Eagle personnel, principally with respect to allocation of investment opportunities among similar strategies. Although First Eagle has adopted allocation procedures intended to provide for equitable treatment of all accounts over time, it is possible that circumstances may arise requiring case-by-case treatment and that each client account will not necessarily participate in the same transaction. The allocation procedures generally contemplate similar treatment for like accounts, with exceptions for various special considerations, including priority allocations based on an account’s investment guidelines and restrictions, tax position, cash management requirements, concentration tolerance or minimum investment size policies. At times a portfolio manager may determine that an investment opportunity may be appropriate for only some accounts or accounts managed by First Eagle and/or may take different positions with respect to a particular security.  In these cases, First Eagle may execute differing or opposite transactions for one or more accounts, which may affect the market price or the execution of the transactions or both, to the detriment of one or more other accounts.

The following is added to the section of the SAI entitled “Exhibit B – Sub-Advisers’ Proxy Voting Policies” on pages B-1 through B-50 of the SAI:

FIRST EAGLE INVESTMENT MANAGEMENT, LLC
POLICY AND PROCEDURES
PORTFOLIO MANAGEMENT -- PROXY VOTING

Selected Regulatory Guidance
•	Investment Advisers Act of 1940
o	Section 204
▪	Rule 204-2(c)(2)
o	Section 206
▪	Rule 206(4)-6

Regulatory Summary
The proxy voting rules are designed to mitigate conflicts of interest for anyone voting a proxy – whether the person/entity voting the proxy is the adviser itself or a third-party voting the proxies on behalf of the adviser. The SEC expects proxies to be voted with sufficient independence so as not to conflict with voting proxies in the shareholders’ best interests – and not in the interest of the adviser (and any affiliate) or an unaffiliated proxy service that may also have corporate issuers as clients.

Policy
The Adviser has adopted proxy voting procedures, including those designed to address material conflicts of interest between (and among) the Adviser, its clients, and any proxy voting service.

The Adviser will attempt to vote and process all domestic and foreign proxies that are received on behalf of its clients.

Procedures
The Adviser has authorized each client’s custodian to forward all proxy statements received on behalf of a client either to the Adviser or directly to ISS for voting and recordkeeping.

Institutional Shareholder Services. The Adviser has retained Institutional Shareholder Services (“ISS”) to provide detailed analysis and voting recommendations for each proxy matter requiring a vote.  ISS is an independent firm that analyzes proxies and provides research and objective vote recommendations.  The Adviser utilizes ISS as a resource to enable it to make better-informed proxy voting decisions and to limit the potential for conflicts in the proxy voting process.  Pursuant to a contractual obligation with the Adviser, ISS will utilize its proxy voting procedures (the “ISS Proxy Guidelines”) to provide voting recommendations in connection with underlying portfolio securities held by clients.  A copy of the current ISS Proxy Voting Guidelines Summary is attached.  The Adviser has analyzed and determined the ISS Proxy Guidelines to be largely consistent with the views of the Adviser on the various types of proxy proposals.  The analysis provided by ISS is distributed to the Adviser’s investment team for review to determine whether ISS’s vote recommendations should be rejected and an alternative vote should be entered.  When the investment team wishes to vote in a manner different from the ISS recommendation, they must complete a Proxy Vote Override Form, which is set forth in Exhibit A.  In such event, the portfolio managers have an affirmative duty to disclose any potential conflict of interest known to them that exists between the Adviser and the client on whose behalf the proxy is to be voted. After a Proxy Vote Override Form is completed, the Form must be submitted to the Legal/Compliance Department for review.  If the Legal/Compliance Department determines that there is no potential conflict, ISS may be instructed to vote the proxy issue as set forth in the completed Form.

If it is determined that there exists or may exist a conflict, the issue will be referred to the Compliance Committee for consideration by convening (in person or via telephone) an ad hoc meeting of the Compliance Committee.  For purposes of this Policy, a majority vote of those members present shall resolve any Conflict.  The Compliance Committee will consider the facts and circumstances of the pending proxy vote and the potential or actual Conflict and make a determination as to how to vote the proxy – i.e., whether to permit or deny the recommendation of the portfolio manager, or whether to take other action, such as delegating the proxy vote to an independent third party or obtaining voting instructions from clients.

In considering the proxy vote and potential conflict, the Compliance Committee may review the following factors, including but not limited to:

•	The percentage of outstanding securities of the issuer held on behalf of clients by the Adviser.
•	The nature of the relationship of the issuer with the Adviser, its affiliates or its executive officers.
•	Whether there has been any attempt to directly or indirectly influence the portfolio manager’s decision.
•	Whether the direction (for or against) of the proposed vote would appear to benefit the Adviser or a related party.
•	Whether an objective decision to vote in a certain way will still create a strong appearance of a conflict.

The Adviser will receive notification from ISS of upcoming shareholder meetings of the companies issuing the underlying portfolio securities.

If the ISS Proxy Guidelines do not cover a specific issue and ISS does not issue a recommendation on voting, ISS will notify the Adviser.  In such cases, the Adviser will use its best judgment to vote on such issues on behalf of the clients, as described below.

Monitoring of ISS.  ISS will provide to the Adviser, on a quarterly basis, an appropriate report and/or representations that all proxies voted by ISS on behalf of the client during the previous quarter were voted in accordance with the ISS Proxy Guidelines.

Review of ISS.  Appropriate personnel of the Adviser will review the ISS Proxy Guidelines annually to ensure they are consistent with the Adviser's views on each subject.  The ISS Proxy Guidelines will also be reviewed if ISS makes any material changes.

Electing whether to Vote Proxies.  In situations where it may not be desirable to vote a proxy in connection with a security (e.g., a high costs to vote, short time constraints, or a sell order is contemplated or outstanding for the security), the Adviser will use its best judgment to decide whether or not to vote the proxy.  Thus, while the Adviser’s policy is generally to vote proxies, the Adviser may not vote some proxies.

Material Conflicts of Interest.  In most circumstances, the Adviser will follow the ISS voting recommendation and ISS will vote the client proxies under the ISS Proxy Guidelines. Therefore, for groups using ISS, the Adviser will not typically make any voting decisions on particular proxies that may lead to a material conflict of interest situation.  However, the Adviser is aware that the potential exists for conflicts of interest with its clients regarding the voting of proxies.  Conflicts could arise in the event that the Adviser has business or personal relationships with the participants in a proxy contest, corporate directors or candidates for directorships.

All material conflict of interest situations will be brought to the attention of the Adviser's Compliance Officer who will document all material facts and any findings made.  While the determination of whether a relationship presents a material conflict hinges on the facts and circumstances of each particular situation, if the Adviser determines that a specific proxy proposal created such a conflict of interest between the client’s interests and those of the Adviser (or any of the Adviser's affiliates), for groups using ISS, the proxy generally will be voted pursuant to the sole recommendation of ISS and, for other groups, the proxy will be voted in consultation with Compliance.   (See above for Proxy Overrides.)

Securities Lending. With respect to securities of a client involved in a securities lending program, the Adviser will not be allowed to vote any proxies for such securities while the securities are on loan.  Although the lender retains the right to recall any loaned securities, the right to vote proxies during the loan period rests with the borrower.  The Adviser will typically not seek to vote any proxies of securities on loan.

Reporting.  The Registered Investment Company Clients (the “Funds”). The Adviser will provide, or cause ISS to provide, to the Funds’ administrator or other designee on a timely basis, any and all reports and information necessary to prepare and file Form N-PX or other required SEC filings including the items set forth below under “Recordkeeping.”  In connection with the Boards of Trustees annual review of the Funds’ proxy voting process, the Adviser will provide, or cause ISS to provide, any information reasonably requested by the Boards of Trustees.  In the event of a material conflict of interest proxy-voting situation, the Adviser will provide information at the next regular meeting of the Boards of Trustees of the Funds that will include a report describing all material facts of such conflict of interest situation, any voting deviations from ISS recommendations and any findings made.

Non-Fund Clients.  The Adviser will arrange for client reporting in cases when such reporting is requested.

RECORDKEEPING
The Adviser will keep and maintain the following records:

1)	a copy of the procedures;

2)	a copy of the ISS Proxy Guidelines;

3)
copies of all proxy statements received regarding underlying portfolio securities held by clients (hard copies held by ISS, or a particular Investment Group, electronic filings from the SEC’s EDGAR system);

4)	identification of each proxy’s issuer including the exchange ticker and CUSIP number (if available);

5)	a record of all votes cast on behalf of clients;

6)	copies of any documents used or prepared by the Adviser in order to make a decision as to how to vote proxies or that memorialized the basis for the voting decision;

7)	written requests from the clients or shareholders for information as to how the Adviser voted proxies for the clients; and

8)	written responses by the Adviser to any requests from the Fund shareholders for information as to how the Adviser voted proxies for the Fund.

Certain records will also be maintained by ISS.

Responsible Parties
• Portfolio Management
• Trading
• Analysts
• Compliance
• AMS Technology

Exhibit A

Proxy Vote Override Form

Portfolio Manager Requesting Override:                                                                _________________________

Portfolio Management Product Area

Security Issuer:  ________________

Security’s exchange ticker symbol:  _______________

Cusip #:  _____________

# of Shares held:  ____________

Percentage of outstanding shares held:  ____________

Type of accounts holding security:                                                                Mutual Funds (name each fund):  ___
Separate Accounts (specify number):  ____
Other (describe):  _________

Applicable Guidelines (check one):                                                                [ ] Standard
[ ] Other (specify):  __________________

Shareholder Meeting Date:  __________________

Response Deadline:  ____________________

Brief Description of the Matter to be Voted On:
___________________________________________________________________________________________________________________________________________________________________________________________________

Proposal Type (check one):                                                      [ ] Management Proposal
[ ] Shareholder Proposal (identify proponent: ____________________________)

Recommended vote by issuer’s management (check one):[ ] For                                                                                                           [ ] Against

Recommended vote by ISS (check one): [ ] For                                                                                     [ ] Against                      [ ] Abstain
[ ] No Recommendation

Portfolio manager recommended vote (check one): [ ] For [ ] Against[ ] Abstain

Describe in detail why you believe this override is in the client’s best interest (attach supporting documentation):
___________________________________________________________________________________________________________________________________________________________________________________________________

Are you aware of any relationship between the issuer, or its officers or directors, and First Eagle Investment Management, LLC or any of its affiliates?

[ ] No           [ ] Yes (describe below)
___________________________________________________________________________________________________________________________________________________________________________________________________

Are you aware of any relationship between the issuer, including its officers or directors, and any executive officers of First Eagle Investment Management, LLC or any of its affiliates?

[ ] No           [ ] Yes (describe below)
___________________________________________________________________________________________________________________________________________________________________________________________________

Are you aware of any relationship between the proponent of the proxy proposal (if not the issuer) and First Eagle Investment Management, LLC or any of its affiliates?

[ ] No           [ ] Yes (describe below)
___________________________________________________________________________________________________________________________________________________________________________________________________

Are you aware of any relationship between the proponent of the proxy proposal (if not the issuer) and any executive officers of First Eagle Investment Management, LLC or any of its affiliates?

[ ] No           [ ] Yes (describe below)
___________________________________________________________________________________________________________________________________________________________________________________________________

Has anyone (outside of your portfolio management area) contacted you in an attempt to influence your decision to vote this proxy matter?

[ ] No           [ ] Yes (describe below)

If yes, please describe below who contacted you and on whose behalf, the manner in which you were contacted (such as by phone, by mail, as part of group, individually etc.), the subject matter of the communication and any other relevant information, and attach copies of any written communications.
___________________________________________________________________________________________________________________________________________________________________________________________________

Are you aware of any facts related to this proxy vote that may present a potential conflict of interest with the interests of the client(s) on whose behalf the proxies are to be voted?

[ ] No           [ ] Yes (describe below)
___________________________________________________________________________________________________________________________________________________________________________________________________

Certification:

The undersigned hereby certifies that to the best of his or her knowledge, the above statements are complete and accurate, and that such override is in the client(s)’ best interests without regard to the interests of First Eagle Investment Management, LLC or any related parties.

_________________________                                                      Date:  __________________________
Name:
Title:

Product Head Concurrence with Override Request:

_________________________                                                      Date:  __________________________
Name:
Title:

Legal/Compliance Action:

[ ] Override approved
[ ] Referred to Compliance Committee for Further Consideration

_________________________                                                      Date:  __________________________
Name:
Title:

The following replaces in its entirety the disclosure pertaining to Edward B. Meigs and Sean M. Slein in the table entitled “Other Accounts Managed” in the section of the SAI entitled “Exhibit C – Portfolio Manager Disclosure” on pages C-9 and C-10 of the SAI:

Edward B. Meigs*	1 Registered Investment Company with $78.1 million in total assets under management.
2 Other Pooled Investment Vehicles with $487 million in total assets under management.
2 Other Accounts with $762 million in total assets under management.
Sean M. Slein*	1 Registered Investment Company with $78.1 million in total assets under management.
2 Other Pooled Investment Vehicles with $487 million in total assets under management.
2 Other Accounts with $762 million in total assets under management.
*As of August 31, 2011

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Distributed by Old Mutual Investment Partners
R-11-049  09/2011